Marketable Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities [Abstract]
Proceeds from the sale of investment securities available- for- sale	$ 5,871	$ 7,355	$ 10,159
Gross realized gains (loss) included in interest and marketable securities	(36)	87
Portfolio of investment securities classified as trading	613	622
Unrealized gains on trading securities held at year end and included in interest and marketable securities income	$ 60	$ 50	$ 58